Quarterly Holdings Report
for
Fidelity® Corporate Bond ETF
May 31, 2020
T12-QTLY-0720
1.9862233.105

Schedule of Investments May 31, 2020 (Unaudited)
Showing Percentage of Net Assets
Nonconvertible Bonds – 94.3%
	Principal Amount	Value
COMMUNICATION SERVICES – 8.6%
Diversified Telecommunication Services – 2.8%
AT&T, Inc.:
4.30% 2/15/30	$ 350,000	$ 397,691
4.50% 5/15/35 to 3/9/48	1,307,000	1,486,864
4.90% 6/15/42	136,000	155,442
5.55% 8/15/41	176,000	220,347
Level 3 Financing, Inc. 3.40% 3/1/27 (a)	648,000	655,290
Verizon Communications, Inc.:
4.40% 11/1/34	639,000	784,045
4.522% 9/15/48	358,000	466,371
		4,166,050
Media – 4.1%
CCO Holdings LLC / CCO Holdings Capital Corp. 4.50% 8/15/30 (a)	709,000	735,587
Charter Communications Operating LLC / Charter Communications Operating Capital:
4.20% 3/15/28	136,000	151,409
5.375% 5/1/47	425,000	503,073
Comcast Corp.:
4.50% 1/15/43	421,000	524,203
4.95% 10/15/58	295,000	412,790
Discovery Communications LLC 4.125% 5/15/29	888,000	949,580
Fox Corp.:
3.50% 4/8/30	450,000	483,049
4.03% 1/25/24	13,000	14,291
4.709% 1/25/29	19,000	22,210
5.476% 1/25/39	18,000	23,085
5.576% 1/25/49	191,000	252,957
Tencent Holdings Ltd. 3.575% 4/11/26 (a)	200,000	219,125
The Walt Disney Co.:
3.80% 3/22/30	320,000	372,520
4.75% 11/15/46	162,000	211,528
Time Warner Cable LLC:
4.125% 2/15/21	444,000	448,861
4.50% 9/15/42	53,000	56,753
5.875% 11/15/40	564,000	692,394
7.30% 7/1/38	136,000	181,343
		6,254,758
Wireless Telecommunication Services – 1.7%
Rogers Communications, Inc. 4.30% 2/15/48	100,000	122,345
T-Mobile USA, Inc.:
3.50% 4/15/25 (a)	700,000	749,609
3.75% 4/15/27 (a)	490,000	529,783
Vodafone Group PLC:
4.375% 5/30/28	580,000	678,771

	Principal Amount	Value

5.25% 5/30/48	$ 358,000	$ 464,123
		2,544,631
TOTAL COMMUNICATION SERVICES		12,965,439
CONSUMER DISCRETIONARY – 6.6%
Automobiles – 1.0%
General Motors Co.:
5.40% 4/1/48	60,000	57,792
5.95% 4/1/49	120,000	123,264
Volkswagen Group of America Finance LLC:
2.70% 9/26/22 (a)	650,000	661,141
4.75% 11/13/28 (a)	550,000	619,974
		1,462,171
Diversified Consumer Services – 0.3%
Ingersoll-Rand Luxembourg Finance S.A. 3.80% 3/21/29	401,000	444,419
Hotels, Restaurants & Leisure – 1.6%
Marriott International, Inc. 2.125% 10/3/22	575,000	557,155
McDonald's Corp.:
3.625% 9/1/49	537,000	583,904
4.875% 12/9/45	454,000	575,913
Starbucks Corp.:
3.80% 8/15/25	368,000	410,657
4.45% 8/15/49	222,000	259,208
		2,386,837
Household Durables – 0.8%
DR Horton, Inc.:
2.50% 10/15/24	597,000	617,773
2.55% 12/1/20	97,000	97,427
Lennar Corp. 4.875% 12/15/23	280,000	295,400
Toll Brothers Finance Corp. 4.375% 4/15/23	206,000	210,635
		1,221,235
Multiline Retail – 0.5%
Dollar Tree, Inc. 4.00% 5/15/25	686,000	756,169
Specialty Retail – 2.3%
AutoNation, Inc. 4.75% 6/1/30	19,000	19,781
AutoZone, Inc.:
3.125% 4/18/24	487,000	510,589
3.625% 4/15/25	26,000	28,554
Lowe's Cos., Inc.:
3.65% 4/5/29	487,000	550,639
4.375% 9/15/45	272,000	320,176
5.125% 4/15/50	63,000	84,807

2

Nonconvertible Bonds – continued
	Principal Amount	Value
CONSUMER DISCRETIONARY – continued
Specialty Retail – continued
O'Reilly Automotive, Inc. 4.35% 6/1/28	$ 315,000	$ 354,861
Ross Stores, Inc. 4.60% 4/15/25	350,000	390,453
The Home Depot, Inc. 3.90% 6/15/47	179,000	215,923
The TJX Cos., Inc. 3.75% 4/15/27	900,000	1,021,205
		3,496,988
Textiles, Apparel & Luxury Goods – 0.1%
NIKE, Inc.:
3.25% 3/27/40	53,000	59,110
3.375% 3/27/50	42,000	48,558
		107,668
TOTAL CONSUMER DISCRETIONARY		9,875,487
CONSUMER STAPLES – 8.7%
Beverages – 2.3%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.:
3.65% 2/1/26	358,000	396,664
4.70% 2/1/36	136,000	155,065
Anheuser-Busch InBev Finance, Inc.:
4.70% 2/1/36	162,000	184,963
4.90% 2/1/46	621,000	718,529
Anheuser-Busch InBev Worldwide, Inc.:
3.50% 6/1/30	491,000	538,827
4.90% 1/23/31	222,000	270,845
Constellation Brands, Inc. 2.875% 5/1/30	514,000	532,657
Molson Coors Brewing Co.:
3.00% 7/15/26	487,000	488,740
5.00% 5/1/42	222,000	228,318
		3,514,608
Food & Staples Retailing – 2.1%
Alimentation Couche-Tard, Inc. 2.95% 1/25/30 (a)	125,000	125,500
Cigna Corp. 3.40% 3/15/50	444,000	476,226
Costco Wholesale Corp.:
1.375% 6/20/27	126,000	128,173
1.60% 4/20/30	700,000	705,432
1.75% 4/20/32	278,000	279,658
CVS Health Corp.:
4.78% 3/25/38	187,000	227,691
4.875% 7/20/35	120,000	147,306
5.05% 3/25/48	694,000	890,994

	Principal Amount	Value

5.125% 7/20/45	$ 133,000	$ 168,196
		3,149,176
Food Products – 1.7%
Cargill, Inc. 2.125% 4/23/30 (a)	459,000	466,177
Conagra Brands, Inc. 4.60% 11/1/25	648,000	745,461
General Mills, Inc. 2.875% 4/15/30	17,000	18,275
Kraft Heinz Foods Co. 3.75% 4/1/30 (a)	759,000	786,018
McCormick & Co., Inc. 2.50% 4/15/30	500,000	518,906
		2,534,837
Tobacco – 2.6%
Altria Group, Inc.:
4.25% 8/9/42	55,000	56,190
4.40% 2/14/26	222,000	254,288
4.80% 2/14/29	290,000	332,134
BAT Capital Corp.:
2.764% 8/15/22	444,000	457,556
3.557% 8/15/27	845,000	887,839
Imperial Brands Finance PLC:
3.50% 7/26/26 (a)	550,000	563,334
4.25% 7/21/25 (a)	250,000	264,881
Reynolds American, Inc.:
4.45% 6/12/25	334,000	369,245
4.85% 9/15/23	666,000	735,061
		3,920,528
TOTAL CONSUMER STAPLES		13,119,149
ENERGY – 8.4%
Energy Equipment & Services – 0.6%
DCP Midstream Operating LP:
3.875% 3/15/23	401,000	378,945
5.125% 5/15/29	330,000	300,300
5.85% 5/21/43 (a)(b)	317,000	198,917
		878,162
Oil, Gas & Consumable Fuels – 7.8%
Boardwalk Pipelines LP 3.375% 2/1/23	433,000	413,227
Canadian Natural Resources Ltd.:
3.90% 2/1/25	409,000	431,318
4.95% 6/1/47	120,000	127,043
Cenovus Energy, Inc.:
3.00% 8/15/22	257,000	244,181
4.25% 4/15/27	645,000	585,393
Cheniere Corpus Christi Holdings LLC 5.875% 3/31/25	247,000	271,931
ConocoPhillips 6.50% 2/1/39	208,000	298,357
3

Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
ENERGY – continued
Oil, Gas & Consumable Fuels – continued
ConocoPhillips Holding Co. 6.95% 4/15/29	$ 175,000	$ 240,453
Continental Resources, Inc. 5.00% 9/15/22	131,000	124,542
Enbridge, Inc.:
4.25% 12/1/26	14,000	15,492
5.50% 12/1/46	114,000	136,121
Energy Transfer Operating LP:
4.20% 9/15/23	458,000	476,144
4.95% 6/15/28	48,000	50,565
5.80% 6/15/38	113,000	116,542
6.00% 6/15/48	17,000	17,961
Enterprise Products Operating LLC:
4.85% 3/15/44	162,000	184,702
4.90% 5/15/46	141,000	161,435
Equinor ASA 2.375% 5/22/30	350,000	360,849
Hess Corp. 6.00% 1/15/40	383,000	385,679
Magellan Midstream Partners LP 3.25% 6/1/30	550,000	570,835
Marathon Petroleum Corp. 4.75% 9/15/44	222,000	224,471
MPLX LP 4.875% 12/1/24	30,000	32,185
Newfield Exploration Co. 5.625% 7/1/24	272,000	247,674
Occidental Petroleum Corp.:
3 month U.S. LIBOR + 0.950% 1.398% 2/8/21 (b)(c)	96,000	92,381
3 month U.S. LIBOR + 1.250% 1.684% 8/13/21 (b)(c)	111,000	105,877
3 month U.S. LIBOR + 1.450% 1.842% 8/15/22 (b)(c)	482,000	421,750
2.60% 8/13/21	29,000	27,927
2.70% 8/15/22	26,000	23,782
2.90% 8/15/24	86,000	68,370
3.20% 8/15/26	12,000	8,756
3.45% 7/15/24	391,000	305,957
3.50% 8/15/29	444,000	298,590
4.30% 8/15/39	5,000	2,963
4.40% 8/15/49	363,000	215,077
Ovintiv, Inc.:
7.20% 11/1/31	207,000	167,086
8.125% 9/15/30	120,000	109,253
Petroleos Mexicanos:
5.35% 2/12/28	394,000	319,447
6.49% 1/23/27 (a)	85,000	74,694
6.50% 3/13/27	200,000	176,625
6.875% 8/4/26	75,000	68,513

	Principal Amount	Value

Phillips 66:
3.70% 4/6/23	$ 11,000	$ 11,754
3.85% 4/9/25	15,000	16,506
Plains All American Pipeline LP / PAA Finance Corp.:
3.65% 6/1/22	109,000	109,221
3.85% 10/15/23	217,000	218,300
4.65% 10/15/25	272,000	278,587
Spectra Energy Partners LP 3.375% 10/15/26	124,000	130,897
Suncor Energy, Inc. 6.85% 6/1/39	86,000	110,397
Sunoco Logistics Partners Operations LP:
4.00% 10/1/27	201,000	201,364
4.25% 4/1/24	179,000	186,702
5.40% 10/1/47	96,000	95,360
The Williams Cos., Inc.:
3.50% 11/15/30	209,000	218,886
5.75% 6/24/44	378,000	441,016
TransCanada PipeLines Ltd. 4.875% 5/15/48	272,000	335,452
Transcontinental Gas Pipe Line Co. LLC 3.25% 5/15/30 (a)	26,000	27,668
Valero Energy Corp. 2.85% 4/15/25	24,000	25,231
Western Midstream Operating LP:
4.05% 2/1/30	877,000	786,844
5.375% 6/1/21	352,000	347,600
		11,745,933
TOTAL ENERGY		12,624,095
FINANCIALS – 29.0%
Banks – 14.2%
Bank of America Corp.:
2.884% 10/22/30 (b)	444,000	466,585
3.194% 7/23/30 (b)	222,000	238,504
3.458% 3/15/25 (b)	257,000	276,326
3.705% 4/24/28 (b)	201,000	221,286
4.20% 8/26/24	206,000	227,182
4.25% 10/22/26	484,000	543,396
4.45% 3/3/26	50,000	56,309
Bank of Ireland Group PLC 4.50% 11/25/23 (a)	600,000	617,859
Barclays PLC:
3.684% 1/10/23	400,000	413,977
4.836% 5/9/28	415,000	446,532
5.088% 6/20/30 (b)	200,000	222,882
BBVA USA 2.875% 6/29/22	500,000	505,244
BPCE S.A. 4.875% 4/1/26 (a)	500,000	554,513

4

Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Banks – continued
Citibank N.A. 3.65% 1/23/24	$ 260,000	$ 283,981
Citigroup, Inc.:
2.666% 1/29/31 (b)	444,000	450,238
4.30% 11/20/26	666,000	741,223
4.40% 6/10/25	1,259,000	1,392,639
Citizens Financial Group, Inc.:
4.15% 9/28/22 (a)	600,000	626,017
4.35% 8/1/25	115,000	124,791
Cooperatieve Rabobank UA:
3.75% 7/21/26	700,000	757,533
4.625% 12/1/23	400,000	436,408
Credit Suisse AG 2.95% 4/9/25	500,000	537,378
Credit Suisse Group AG 2.593% 9/11/25 (a)(b)	351,000	358,918
Credit Suisse Group Funding Guernsey Ltd. 4.55% 4/17/26	250,000	283,586
Danske Bank A/S 3.001% 9/20/22 (a)(b)	650,000	656,593
Fifth Third Bancorp 8.25% 3/1/38	300,000	450,490
HSBC Holdings PLC:
2.848% 6/4/31	400,000	399,527
4.041% 3/13/28 (b)	300,000	324,698
JPMorgan Chase & Co.:
2.956% 5/13/31 (b)	107,000	110,156
4.125% 12/15/26	236,000	266,333
4.95% 6/1/45	162,000	209,782
Lloyds Banking Group PLC:
2.858% 3/17/23 (b)	700,000	713,813
2.907% 11/7/23 (b)	500,000	514,093
Royal Bank of Canada 2.55% 7/16/24	623,000	656,981
Royal Bank of Scotland Group PLC:
2.359% 5/22/24 (b)	215,000	217,129
6.00% 12/19/23	578,000	636,827
Santander Holdings USA, Inc.:
3.40% 1/18/23	433,000	447,138
3.50% 6/7/24	401,000	416,989
Standard Chartered PLC 3.785% 5/21/25 (a)(b)	500,000	522,002
Synchrony Bank 3.00% 6/15/22	550,000	551,982
Synovus Financial Corp. 3.125% 11/1/22	316,000	317,469
The Bank of Nova Scotia 4.50% 12/16/25	236,000	263,906

	Principal Amount	Value

Truist Bank 2.25% 3/11/30	$ 500,000	$ 494,030
UBS Group AG 3.491% 5/23/23 (a)	650,000	677,720
Wells Fargo & Co.:
2.164% 2/11/26 (b)	661,000	669,910
4.65% 11/4/44	162,000	192,261
Zions Bancorp N.A. 3.25% 10/29/29	900,000	857,092
		21,350,228
Capital Markets – 3.6%
Ares Capital Corp.:
4.20% 6/10/24	272,000	260,236
4.25% 3/1/25	317,000	308,065
Credit Suisse Group AG:
3.574% 1/9/23 (a)	250,000	257,752
3.869% 1/12/29 (a)(b)	250,000	269,614
Morgan Stanley:
2.699% 1/22/31 (b)	802,000	825,235
3.625% 1/20/27	162,000	179,640
4.35% 9/8/26	373,000	420,650
4.431% 1/23/30 (b)	358,000	418,845
5.00% 11/24/25	444,000	510,948
The Goldman Sachs Group, Inc.:
2.905% 7/24/23 (b)	546,000	561,029
3.50% 11/16/26	156,000	168,192
3.75% 5/22/25 to 2/25/26	321,000	351,340
4.223% 5/1/29 (b)	315,000	356,869
UBS Group AG 3.126% 8/13/30 (a)(b)	500,000	528,003
		5,416,418
Consumer Finance – 3.4%
Ally Financial, Inc.:
3.875% 5/21/24	119,000	120,201
4.125% 2/13/22	444,000	453,861
5.80% 5/1/25	125,000	136,652
Capital One Financial Corp.:
3.20% 2/5/25	358,000	373,570
3.90% 1/29/24	537,000	570,214
Citizens Bank NA / Providence 2.25% 4/28/25	250,000	255,083
Discover Bank 2.45% 9/12/24	650,000	651,148
Discover Financial Services:
4.50% 1/30/26	48,000	51,408
5.20% 4/27/22	308,000	324,421
Ford Motor Credit Co. LLC:
3.336% 3/18/21	500,000	491,600
3.339% 3/28/22	300,000	289,509
4.063% 11/1/24	350,000	329,000
5.875% 8/2/21	602,000	603,505
5

Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Consumer Finance – continued
Synchrony Financial:
3.75% 8/15/21	$ 487,000	$494,377
4.375% 3/19/24	24,000	24,222
		5,168,771
Diversified Financial Services – 4.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.30% 1/23/23	700,000	633,328
AIB Group PLC:
4.263% 4/10/25 (a)(b)	250,000	260,362
4.75% 10/12/23 (a)	625,000	661,849
Blackstone Holdings Finance Co. LLC 3.50% 9/10/49 (a)	555,000	539,251
BNP Paribas S.A. 4.25% 10/15/24	500,000	540,820
Credit Agricole S.A. 2.375% 1/22/25 (a)	350,000	363,587
Deutsche Bank AG 2.70% 7/13/20	352,000	352,000
GE Capital International Funding Co. Unlimited Co. 4.418% 11/15/35	350,000	349,452
General Motors Financial Co., Inc.:
3.25% 1/5/23	222,000	220,749
5.10% 1/17/24	272,000	283,642
International Lease Finance Corp. 4.625% 4/15/21	317,000	314,831
Mitsubishi UFJ Financial Group, Inc. 3.761% 7/26/23	666,000	713,101
Park Aerospace Holdings Ltd. 5.25% 8/15/22 (a)	709,000	625,616
Societe Generale S.A. 3.00% 1/22/30 (a)	625,000	621,965
Unum Group 4.50% 3/15/25	171,000	177,606
USAA Capital Corp. 2.125% 5/1/30 (a)	150,000	154,172
		6,812,331
Insurance – 3.3%
American International Group, Inc.:
4.50% 7/16/44	372,000	417,633
5.75% 4/1/48 (b)	317,000	321,783
Equitable Holdings, Inc.:
3.90% 4/20/23	290,000	306,169
4.35% 4/20/28	444,000	476,442
Fairfax Financial Holdings Ltd. 4.85% 4/17/28	222,000	223,274
Marsh & McLennan Cos., Inc.:
4.375% 3/15/29	40,000	47,219
4.90% 3/15/49	37,000	49,304

	Principal Amount	Value

Massachusetts Mutual Life Insurance Co. 3.729% 10/15/70 (a)	$ 330,000	$ 313,231
Pacific LifeCorp. 5.125% 1/30/43 (a)	242,000	257,751
Principal Financial Group, Inc. 3.70% 5/15/29	77,000	86,626
Prudential Financial, Inc. 3.00% 3/10/40	444,000	443,334
The Hartford Financial Services Group, Inc. 3.60% 8/19/49	358,000	363,035
Unum Group 4.00% 3/15/24	538,000	556,986
Voya Financial, Inc.:
3.65% 6/15/26	201,000	216,055
4.70% 1/23/48 (b)	327,000	297,570
4.80% 6/15/46	162,000	181,197
5.70% 7/15/43	56,000	69,700
Willis North America, Inc. 3.60% 5/15/24	252,000	267,359
		4,894,668
TOTAL FINANCIALS		43,642,416
HEALTH CARE – 7.0%
Health Care Equipment & Supplies – 1.0%
Abbott Laboratories 4.75% 11/30/36	163,000	215,678
DH Europe Finance II Sarl:
2.60% 11/15/29	518,000	544,528
3.40% 11/15/49	623,000	691,911
		1,452,117
Health Care Providers & Services – 1.7%
Centene Corp.:
4.25% 12/15/27	126,000	131,622
4.625% 12/15/29	199,000	214,223
4.75% 1/15/25	110,000	113,575
Cigna Corp.:
4.125% 11/15/25	820,000	934,301
4.80% 8/15/38	169,000	210,790
4.90% 12/15/48	40,000	52,749
HCA, Inc.:
5.125% 6/15/39	169,000	196,795
5.25% 6/15/49	209,000	246,043
UnitedHealth Group, Inc.:
3.75% 10/15/47	201,000	237,738
4.75% 7/15/45	177,000	237,087
		2,574,923
Pharmaceuticals – 4.3%
AbbVie, Inc.:
2.95% 11/21/26 (a)	638,000	684,051
4.25% 11/21/49 (a)	623,000	713,749

6

Nonconvertible Bonds – continued
	Principal Amount	Value
HEALTH CARE – continued
Pharmaceuticals – continued
4.55% 3/15/35 (a)	$ 127,000	$ 149,602
5.00% 12/15/21 (a)	262,000	276,009
AstraZeneca PLC 6.45% 9/15/37	272,000	409,616
Bayer US Finance II LLC 4.25% 12/15/25 (a)	1,077,000	1,205,743
Bristol-Myers Squibb Co.:
4.125% 6/15/39 (a)	112,000	141,786
4.25% 10/26/49 (a)	348,000	457,556
Elanco Animal Health, Inc.:
4.662% 8/27/21	147,000	149,572
5.022% 8/28/23	458,000	483,656
5.65% 8/28/28	342,000	377,910
Mylan N.V. 3.95% 6/15/26	444,000	483,102
Mylan, Inc. 4.55% 4/15/28	824,000	925,236
		6,457,588
TOTAL HEALTH CARE		10,484,628
INDUSTRIALS – 5.9%
Aerospace & Defense – 1.9%
Lockheed Martin Corp. 4.09% 9/15/52	132,000	170,549
Northrop Grumman Corp.:
2.93% 1/15/25	295,000	319,704
4.03% 10/15/47	262,000	317,450
The Boeing Co.:
5.04% 5/1/27	950,000	1,008,581
5.15% 5/1/30	950,000	1,014,442
		2,830,726
Air Freight & Logistics – 0.1%
FedEx Corp. 4.05% 2/15/48	146,000	142,025
Airlines – 1.0%
American Airlines Pass Through Trust:
3.70% 4/15/27	528,135	326,762
3.75% 4/15/27	183,854	118,605
3.85% 8/15/29	204,429	118,569
Delta Air Lines, Inc. 3.40% 4/19/21	104,000	100,101
Southwest Airlines Co. 5.25% 5/4/25	720,000	729,328
United Airlines Pass Through Trust:
3.50% 11/1/29	178,000	110,348
4.60% 9/1/27	99,312	66,122
		1,569,835

	Principal Amount	Value

Electrical Equipment – 0.2%
Rockwell Automation, Inc. 3.50% 3/1/29	$ 242,000	$ 268,952
Industrial Conglomerates – 0.8%
General Electric Co.:
3.45% 5/1/27	34,000	33,663
4.35% 5/1/50	426,000	413,860
Roper Technologies, Inc.:
2.95% 9/15/29	444,000	470,679
3.65% 9/15/23	249,000	268,806
3.80% 12/15/26	61,000	68,285
		1,255,293
Machinery – 0.4%
Caterpillar, Inc. 3.25% 9/19/49	406,000	448,606
Deere & Co.:
2.875% 9/7/49	112,000	116,255
3.75% 4/15/50	16,000	19,304
		584,165
Road & Rail – 1.1%
Burlington Northern Santa Fe LLC 4.70% 9/1/45	444,000	567,180
CSX Corp. 4.75% 11/15/48	537,000	689,137
Union Pacific Corp. 3.75% 2/5/70	358,000	390,483
		1,646,800
Trading Companies & Distributors – 0.4%
Air Lease Corp.:
2.25% 1/15/23	29,000	27,048
3.25% 3/1/25	666,000	616,373
		643,421
TOTAL INDUSTRIALS		8,941,217
INFORMATION TECHNOLOGY – 4.0%
IT Services – 0.6%
Fiserv, Inc. 3.50% 7/1/29	224,000	247,204
International Business Machines Corp. 4.25% 5/15/49	390,000	479,540
Leidos, Inc.:
2.95% 5/15/23 (a)	95,000	98,340
3.625% 5/15/25 (a)	72,000	77,251
The Western Union Co. 2.85% 1/10/25	66,000	68,109
		970,444
Semiconductors & Semiconductor Equipment – 1.5%
Applied Materials, Inc. 4.35% 4/1/47	201,000	260,254
Micron Technology, Inc.:
2.497% 4/24/23	176,000	180,194
7

Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
INFORMATION TECHNOLOGY – continued
Semiconductors & Semiconductor Equipment – continued
4.185% 2/15/27	$ 487,000	$ 538,401
4.64% 2/6/24	789,000	867,022
NXP BV / NXP Funding LLC / NXP USA, Inc. 2.70% 5/1/25 (a)	375,000	386,739
		2,232,610
Software – 0.8%
Oracle Corp.:
2.50% 4/1/25	900,000	956,607
4.30% 7/8/34	204,000	250,220
		1,206,827
Technology Hardware, Storage & Peripherals – 1.1%
Apple, Inc.:
3.75% 9/12/47	222,000	268,377
4.65% 2/23/46	136,000	186,922
Dell International LLC / EMC Corp.:
4.00% 7/15/24 (a)	401,000	416,684
4.42% 6/15/21 (a)	397,000	404,445
6.02% 6/15/26 (a)	299,000	337,719
		1,614,147
TOTAL INFORMATION TECHNOLOGY		6,024,028
MATERIALS – 2.0%
Chemicals – 1.3%
LYB International Finance III LLC 2.875% 5/1/25	730,000	759,210
Nutrien Ltd. 4.00% 12/15/26	315,000	349,735
The Dow Chemical Co.:
3.625% 5/15/26	348,000	377,492
4.55% 11/30/25	97,000	108,372
The Mosaic Co. 3.25% 11/15/22	358,000	360,739
The Sherwin-Williams Co. 2.75% 6/1/22	21,000	21,518
		1,977,066
Containers & Packaging – 0.2%
Avery Dennison Corp. 4.875% 12/6/28	247,000	289,515
Metals & Mining – 0.5%
Anglo American Capital PLC 5.375% 4/1/25 (a)	500,000	549,106
BHP Billiton Finance (USA) Ltd. 6.75% 10/19/75 (a)(b)	200,000	229,374
		778,480
TOTAL MATERIALS		3,045,061

	Principal Amount	Value
REAL ESTATE – 4.9%
Equity Real Estate Investment Trusts (REITs) – 3.2%
Alexandria Real Estate Equities, Inc. 4.70% 7/1/30	$ 75,000	$ 89,196
American Tower Corp. 2.40% 3/15/25	613,000	641,322
Brixmor Operating Partnership LP 4.125% 5/15/29	85,000	82,093
Camden Property Trust:
2.80% 5/15/30	65,000	67,674
3.15% 7/1/29	444,000	476,512
Federal Realty Investment Trust 3.95% 1/15/24	700,000	727,133
Hudson Pacific Properties LP 3.95% 11/1/27	380,000	376,588
Kimco Realty Corp. 3.30% 2/1/25	241,000	244,080
Lexington Realty Trust 4.40% 6/15/24	206,000	203,337
Omega Healthcare Investors, Inc.:
3.625% 10/1/29	444,000	406,053
4.375% 8/1/23	220,000	221,513
4.50% 1/15/25	162,000	163,597
Simon Property Group LP 2.45% 9/13/29	580,000	532,665
Welltower, Inc.:
4.125% 3/15/29	272,000	281,073
4.50% 1/15/24	272,000	286,155
		4,798,991
Real Estate Management & Development – 1.7%
Brandywine Operating Partnership LP 3.95% 2/15/23	444,000	450,429
Corporate Office Properties LP:
3.60% 5/15/23	162,000	163,421
3.70% 6/15/21	331,000	332,349
Mack-Cali Realty LP 4.50% 4/18/22	206,000	185,446
Tanger Properties LP 3.125% 9/1/26	908,000	786,028
Ventas Realty LP:
2.65% 1/15/25	65,000	62,024
3.00% 1/15/30	703,000	649,737
		2,629,434
TOTAL REAL ESTATE		7,428,425
UTILITIES – 9.2%
Electric Utilities – 3.6%
Berkshire Hathaway Energy Co. 3.70% 7/15/30 (a)	22,000	25,293
Cleco Corporate Holdings LLC:
3.743% 5/1/26	1,017,000	1,053,230
4.973% 5/1/46	272,000	251,725

8

Nonconvertible Bonds – continued
	Principal Amount	Value
UTILITIES – continued
Electric Utilities – continued
Consolidated Edison Co. of New York, Inc. 3.95% 4/1/50	$ 31,000	$ 36,225
DPL, Inc. 7.25% 10/15/21	117,000	120,217
Duke Energy Indiana LLC 4.90% 7/15/43	88,000	116,350
Emera US Finance LP:
3.55% 6/15/26	630,000	685,296
4.75% 6/15/46	272,000	308,264
Exelon Corp.:
3.497% 6/1/22	575,000	597,962
4.05% 4/15/30	40,000	46,008
FirstEnergy Corp. 3.90% 7/15/27	315,000	353,339
Florida Gas Transmission Co. LLC 4.35% 7/15/25 (a)	120,000	134,472
Puget Energy, Inc.:
3.65% 5/15/25	637,000	652,437
4.10% 6/15/30 (a)	83,000	87,932
5.625% 7/15/22	272,000	289,552
Xcel Energy, Inc. 3.50% 12/1/49	594,000	651,591
		5,409,893
Gas Utilities – 0.5%
Dominion Energy Gas Holdings LLC 3.00% 11/15/29	586,000	600,285
Southern Co. Gas Capital Corp. 4.40% 5/30/47	162,000	181,048
		781,333
Independent Power and Renewable Electricity Producers – 0.8%
AIA Group Ltd. 3.60% 4/9/29 (a)	650,000	712,764
The AES Corp.:
3.30% 7/15/25 (a)	211,000	214,224
3.95% 7/15/30 (a)	185,000	185,731
		1,112,719
Multi-Utilities – 4.3%
Consolidated Edison Co. of New York, Inc. 3.35% 4/1/30	18,000	20,104
Dominion Energy, Inc.:
2.715% 8/15/21	141,000	143,362
3.071% 8/15/24 (b)	666,000	707,258
4.104% 4/1/21	201,000	204,159
4.25% 6/1/28	469,000	531,650
Duke Energy Corp.:
2.45% 6/1/30	68,000	70,019
4.20% 6/15/49	333,000	395,995

	Principal Amount	Value

Edison International 3.55% 11/15/24	$ 648,000	$ 674,612
Nevada Power Co. 3.70% 5/1/29	232,000	267,132
NextEra Energy Capital Holdings, Inc.:
2.75% 11/1/29	580,000	620,312
3.25% 4/1/26	666,000	732,483
NiSource, Inc.:
3.49% 5/15/27	162,000	180,881
4.80% 2/15/44	179,000	213,505
ONE Gas, Inc. 2.00% 5/15/30	303,000	307,378
Sempra Energy:
3.75% 11/15/25	888,000	975,172
3.80% 2/1/38	252,000	270,086
The Cleveland Electric Illuminating Co. 3.50% 4/1/28 (a)	175,000	191,012
		6,505,120
TOTAL UTILITIES		13,809,065
TOTAL NONCONVERTIBLE BONDS (Cost $137,127,770)		141,959,010
U.S. Treasury Obligations – 4.4%

U.S. Treasury Bonds:
2.00% 2/15/50	2,504,100	2,862,597
2.50% 2/15/46	3,062,100	3,783,368
TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,940,847)		6,645,965
Foreign Government and Government Agency Obligations – 0.5%

Peruvian Government International Bond 2.392% 1/23/26	315,000	325,553
Qatar Government International Bond 3.375% 3/14/24 (a)	260,000	276,331
Saudi Government International Bond 2.900% 10/22/25 (a)	200,000	208,700
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $774,408)		810,584
Municipal Securities – 0.3%

State of California 7.550% 4/1/39 (Cost $419,669)	280,000	482,863
9

Schedule of Investments (Unaudited)–continued
Asset-Backed Securities – 0.1%
	Principal Amount	Value
Domino's Pizza Master Issuer LLC Series 2018-1A, Class A2I 4.116% 7/25/48 (a) (Cost $126,742)	$ 126,743	$ 131,278

Money Market Fund – 0.5%
	Shares
Fidelity Cash Central Fund, 0.11% (d) (Cost $675,650)	675,597	675,733
TOTAL INVESTMENT IN SECURITIES – 100.1% (Cost $145,065,086)		150,705,433
NET OTHER ASSETS (LIABILITIES) – (0.1%)		(100,618)
NET ASSETS – 100.0%		$ 150,604,815

Legend
(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $23,840,364 or 15.8% of net assets.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$37,267
Amounts in the income column in the above table include any capital gain distributions from underlying funds.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities and U.S government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type of by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.
Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
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The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.
Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.
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